City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Investment securities gains	$ 0	$ 2,668	$ 845	$ 0	$ 0	$ 0	$ 2,116	$ 14
Interest expense	3,504	3,268	3,264	3,169	3,010	2,910	2,937	2,973	$ 13,207	$ 11,830	$ 11,960
Income tax benefit	6,338	6,577	6,303	5,866	5,793	5,129	6,125	11,367	25,083	28,414	24,271
Net income available to common shareholders	$ 14,656	$ 13,232	$ 12,541	$ 11,702	$ 13,515	$ 10,607	$ 11,983	$ 17,992	52,128	54,097	52,962
Total Comprehensive Income									48,948	54,424	53,793
Parent Company
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiaries									8,600	48,950	46,050
Investment securities gains									0	0	1,130
Other income									320	22	65
Income									8,920	48,972	47,245
Interest expense									683	618	605
Other expenses									1,957	1,170	849
Expenses									2,640	1,788	1,454
Income Before Income Tax Benefit and Equity in Undistributed Net Income of Subsidiaries									6,280	47,184	45,791
Income tax benefit									(1,096)	(795)	(231)
Income Before Equity in Undistributed Net Income of Subsidiaries									7,376	47,979	46,022
Equity in undistributed net income of subsidiaries									44,752	6,118	6,940
Net income available to common shareholders									52,128	54,097	52,962
Total Comprehensive Income									$ 48,948	$ 54,424	$ 53,793